Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Student base	140,409	127,155
Trademark	216,100	216,100
Relationship with partnership school	5,300	5,300
Franchise agreement	4,400	4,400

Total	366,209	352,955

Less: Accumulated amortization	(101,669)	(123,685)
Accumulated impairment loss	—	(4,100)
	264,540	225,170